Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net
8.	PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
At cost:
Property	467,312	753,319	109,566
Leasehold improvements	789,734	932,896	135,684
Computer and network equipment	2,681,759	3,260,336	474,196
Optical fibers	142,723	142,723	20,758
Office equipment	12,671	24,390	3,547
Motor vehicles	1,891	1,841	268

	4,096,090	5,115,505	744,019
Less: Accumulated depreciation	(1,326,511)	(1,870,640)	(272,073)

	2,769,579	3,244,865	471,946
Construction-in-progress	549,845	786,377	114,374

	3,319,424	4,031,242	586,320

Depreciation expense was RMB480,105, RMB523,500 and RMB566,491 (US$82,393) for the years ended December 31, 2016, 2017 and 2018, respectively, and were included in the following captions:

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Cost of revenues	397,014	458,655	520,791	75,746
Sales and marketing expenses	3,759	3,188	986	144
General and administrative expenses	45,746	41,675	28,727	4,178
Research and development expenses	33,586	19,982	15,987	2,325

	480,105	523,500	566,491	82,393

The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Property	365,353	365,353	53,138
Computer and network equipment	497,532	719,676	104,673
Optical fibers	142,723	142,723	20,758

	1,005,608	1,227,752	178,569
Less: Accumulated depreciation	(262,601)	(291,579)	(42,408)

	743,007	936,173	136,161
Construction-in-progress	130,192	576,022	83,779

	873,199	1,512,195	219,940

Depreciation expense of property, computer and network equipment and optical fibers under capital leases was RMB100,157, RMB92,920 and RMB170,264 (US$24,764), for the years ended December 31, 2016, 2017 and 2018, respectively.

The carrying amounts of property and equipment pledged by the Company to secure banking borrowings (Note 13) granted to the Company at the respective balance sheet dates were as follows:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Property	143,893	140,393	20,419
Computer and network equipment	200,954	146,159	21,258
Office equipment	85	44	6